EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated Other Comprehensive Income (OCI) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 29,554,348	$ 25,871,227	$ 24,659,222
Balance	33,348,269	29,554,348	25,871,227
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,248,772	1,354,510	1,279,140
Change in accounting policy		104,013
Current period change	701,730	(209,751)	75,370
Balance	1,950,502	1,248,772	1,354,510
AOCI related to foreign currency translation differences from hedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(206,783)	(207,324)	(207,527)
Current period change	(2,931)	541	203
Balance	(209,714)	(206,783)	(207,324)
AOCI related to revaluation investment properties
Disclosure of analysis of other comprehensive income by item [line items]
Current period change	5,288
Balance	5,288
AOCI related to cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(14,343)	5,446	7,786
Current period change	13,469	(19,789)	(2,340)
Balance	(874)	(14,343)	5,446
AOCI related to foreign currency translation differences from unhedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(466,212)	(166,408)	(74,911)
Current period change	128,135	(299,804)	(91,497)
Balance	(338,077)	(466,212)	(166,408)
AOCI related to debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(38,622)	12,264	(272,216)
Change in accounting policy		56,198
Current period change	426,300	(107,084)	284,480
Balance	387,678	(38,622)	12,264
AOCI related to equity securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance	484,274	547,129	489,884
Change in accounting policy		71,229
Current period change	237,781	(134,084)	57,245
Balance	722,055	484,274	547,129
Investments in associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Balance	111,346	92,637	91,509
Change in accounting policy		(3,691)
Current period change	(9,061)	22,400	1,128
Balance	102,285	111,346	92,637
Actuarial Gains Losses From Defined Benefit Pension Plan
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(114,444)	(132,457)	(32,225)
Current period change	(61,222)	18,013	(100,232)
Balance	(175,666)	(114,444)	(132,457)
Income tax relating to OCI
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,493,556	1,203,223	1,276,840
Change in accounting policy		(19,723)
Current period change	(36,029)	310,056	(73,617)
Balance	$ 1,457,527	$ 1,493,556	$ 1,203,223